Principal transactions and balances - Income (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent [member]
IfrsStatementLineItems [Line Items]
Income	R$ (2,896,127,000)	R$ (2,164,484,000)	R$ (1,458,386,000)
Interest and similar income - Loans and amounts due from credit institutions	7,534,000	13,934,000	109,530,000
Guarantees and Limits
Interest expense and similar charges - Customer deposits
Interest and similar income - Loans and advances to customers			219,060,000
Interest expense and similar charges - Deposits from credit institutions	(122,318,000)	(569,355,000)	(174,000)
Fee and commission income (expense)		(2,002,000)	2,310,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(2,560,112,000)	(541,693,000)	(724,169,000)
Administrative expenses and Amortization	(221,231,000)	(202,787,000)	(153,332,000)
Others Administrative expenses - Donation
Result on the sale of assets not classified as non-current assets held for sale
Debt Instruments Eligible to Compose Capital		(862,581,000)	(692,551,000)
Parent [member] | Subsidiaries Banco Rci Brasil Sa [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions	7,534,000
Interest and similar income - Loans and advances to customers		13,934,000
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Parent [member] | Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions
Interest expense and similar charges - Customer deposits
Interest and similar income - Loans and advances to customers
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Parent [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and advances to customers
Parent [member] | Subsidiaries Webmotors SA [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and advances to customers
Fee and commission income (expense)
Parent [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Parent [member] | Subsidiaries Others [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Customer deposits
Interest and similar income - Loans and advances to customers
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Parent [member] | Subsidiaries Banco Santander Espanha [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions			109,530,000
Interest expense and similar charges - Deposits from credit institutions	(122,318,000)	(569,355,000)	(174,000)
Fee and commission income (expense)		(2,002,000)	2,310,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)			(724,169,000)
Debt Instruments Eligible to Compose Capital		(862,581,000)	(692,551,000)
Parent [member] | Subsidiaries Santander F I Santillana Multimercado Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Parent [member] | Subsidiaries Santander Caceis Brasil D T V M S A [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Parent [member] | Subsidiaries Banco Santander International [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)
Parent [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)
Parent [member] | Subsidiaries Zurich Santander Brasil Seguros E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)
Parent [member] | Subsidiaries Banco Santander S A Espanha [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(2,560,112,000)	(541,693,000)
Administrative expenses and Amortization	(221,231,000)	(202,787,000)	(153,332,000)
Parent [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Parent [member] | Subsidiaries I S B A N Chile S A [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization
Parent [member] | Subsidiaries Aquanima Brasil Ltda [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization
Parent [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization
Parent [member] | Subsidiaries Fundacao Santander [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation
Parent [member] | Subsidiaries Santander Brasil Gestao De Recursos Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Customer deposits
Parent [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Administrative expenses and Amortization
Parent [member] | Subsidiaries Santander Asset Management S A S G I I C [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Parent [member] | Subsidiaries Zurich Santander Brasil Seguros Previdencia SA [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Parent [member] | Subsidiaries TECBAN Tecnologia Bancaria Brasil [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization
Parent [member] | Subsidiaries Instituto Escola Brasil [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation
Parent [member] | Subsidiaries Fundacao Sudameris [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation
Entities with joint control or significant influence over entity [member]
IfrsStatementLineItems [Line Items]
Income	37,036,000	204,209,000	226,141,000
Interest and similar income - Loans and amounts due from credit institutions		185,646,000	218,661,000
Guarantees and Limits
Interest expense and similar charges - Customer deposits			(25,000)
Interest and similar income - Loans and advances to customers			437,322,000
Interest expense and similar charges - Deposits from credit institutions		(6,226,000)	(3,375,000)
Fee and commission income (expense)	37,036,000	24,789,000	10,418,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)			462,000
Administrative expenses and Amortization
Others Administrative expenses - Donation
Result on the sale of assets not classified as non-current assets held for sale
Debt Instruments Eligible to Compose Capital
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Rci Brasil Sa [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions		(6,226,000)	218,661,000
Interest and similar income - Loans and advances to customers
Interest expense and similar charges - Deposits from credit institutions			(3,375,000)
Fee and commission income (expense)	37,036,000	24,789,000	10,201,000
Entities with joint control or significant influence over entity [member] | Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions		185,646,000
Interest expense and similar charges - Customer deposits
Interest and similar income - Loans and advances to customers
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Entities with joint control or significant influence over entity [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and advances to customers
Entities with joint control or significant influence over entity [member] | Subsidiaries Webmotors SA [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and advances to customers
Interest expense and similar charges - Deposits from credit institutions			(25,000)
Fee and commission income (expense)			217,000
Entities with joint control or significant influence over entity [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Entities with joint control or significant influence over entity [member] | Subsidiaries Others [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Customer deposits
Interest and similar income - Loans and advances to customers
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)			462,000
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Santander Espanha [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Debt Instruments Eligible to Compose Capital
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander F I Santillana Multimercado Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander Caceis Brasil D T V M S A [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Santander International [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)
Entities with joint control or significant influence over entity [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)
Entities with joint control or significant influence over entity [member] | Subsidiaries Zurich Santander Brasil Seguros E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Santander S A Espanha [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Entities with joint control or significant influence over entity [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Entities with joint control or significant influence over entity [member] | Subsidiaries I S B A N Chile S A [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization
Entities with joint control or significant influence over entity [member] | Subsidiaries Aquanima Brasil Ltda [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization
Entities with joint control or significant influence over entity [member] | Subsidiaries Fundacao Santander [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander Brasil Gestao De Recursos Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Customer deposits
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Administrative expenses and Amortization
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander Asset Management S A S G I I C [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions
Entities with joint control or significant influence over entity [member] | Subsidiaries Zurich Santander Brasil Seguros Previdencia SA [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Entities with joint control or significant influence over entity [member] | Subsidiaries TECBAN Tecnologia Bancaria Brasil [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization
Entities with joint control or significant influence over entity [member] | Subsidiaries Instituto Escola Brasil [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation
Entities with joint control or significant influence over entity [member] | Subsidiaries Fundacao Sudameris [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation
Other related parties [member]
IfrsStatementLineItems [Line Items]
Income	1,622,821,000	1,442,100,000	1,254,022,000
Interest and similar income - Loans and amounts due from credit institutions	77,832,000	1,485,000	630,000
Guarantees and Limits	45,000	61,000	24,000
Interest expense and similar charges - Customer deposits	(634,659,000)	(19,215,000)	(27,433,000)
Interest and similar income - Loans and advances to customers			630,000
Interest expense and similar charges - Deposits from credit institutions	(4,652,000)	(15,032,000)	(96,579,000)
Fee and commission income (expense)	3,511,120,000	3,092,951,000	2,635,325,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(769,218,000)	(413,101,000)	44,858,000
Administrative expenses and Amortization	(558,452,000)	(1,354,006,000)	(1,283,788,000)
Others Administrative expenses - Donation	805,000	(19,630,000)	(19,015,000)
Result on the sale of assets not classified as non-current assets held for sale		168,588,000
Debt Instruments Eligible to Compose Capital
Other related parties [member] | Subsidiaries Banco Rci Brasil Sa [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions
Interest and similar income - Loans and advances to customers
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Other related parties [member] | Subsidiaries Apolo Fundo De Investimento Em Direitos Creditorios [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions	76,004,000
Other related parties [member] | Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions	1,828,000	1,485,000	630,000
Guarantees and Limits	45,000	61,000	24,000
Interest expense and similar charges - Customer deposits		(4,657,000)	(7,747,000)
Interest and similar income - Loans and advances to customers	(594,194,000)
Fee and commission income (expense)	399,000	308,000	343,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(13,083,000)	180,000	168,000
Administrative expenses and Amortization		(499,514,000)	(482,852,000)
Other related parties [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and advances to customers	(1,159,000)	(1,039,000)	(3,275,000)
Other related parties [member] | Subsidiaries Webmotors SA [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and advances to customers	(2,354,000)
Interest expense and similar charges - Deposits from credit institutions		(2,000)
Fee and commission income (expense)		223,000
Other related parties [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and advances to customers	(233,000)
Interest expense and similar charges - Deposits from credit institutions		(7,198,000)
Result on the sale of assets not classified as non-current assets held for sale		168,588,000
Other related parties [member] | Subsidiaries Pessoal Chave Da Administracao [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and advances to customers	(6,916,000)
Other related parties [member] | Subsidiaries Getnet S A [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Customer deposits	(23,448,000)
Fee and commission income (expense)	145,554,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(881,699,000)
Administrative expenses and Amortization	(2,092,000)
Other related parties [member] | Subsidiaries Banco Santander Suisse S A [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Customer deposits	(1,437,000)
Other related parties [member] | Subsidiaries Others [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Customer deposits		(655,000)	(24,000)
Interest and similar income - Loans and advances to customers	(4,918,000)
Fee and commission income (expense)	2,538,000	19,753,000	11,172,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	313,000	5,414,000	3,727,000
Administrative expenses and Amortization	(35,321,000)	(32,515,000)	(37,073,000)
Other related parties [member] | Subsidiaries Banco Santander Espanha [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income - Loans and amounts due from credit institutions
Interest expense and similar charges - Deposits from credit institutions
Fee and commission income (expense)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Debt Instruments Eligible to Compose Capital
Other related parties [member] | Subsidiaries Santander F I Santillana Multimercado Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions	(30,024,000)
Other related parties [member] | Subsidiaries Santander Caceis Brasil D T V M S A [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions	25,372,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(29,413,000)
Administrative expenses and Amortization	(45,196,000)
Other related parties [member] | Subsidiaries Banco Santander International [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)	43,375,000	45,261,000	35,294,000
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)	118,324,000	321,008,000	231,920,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	310,706,000
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)	3,200,930,000	2,706,398,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(152,376,000)
Other related parties [member] | Subsidiaries Banco Santander S A Espanha [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)
Administrative expenses and Amortization
Other related parties [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions			(67,821,000)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(3,666,000)	(396,689,000)	(598,000)
Other related parties [member] | Subsidiaries I S B A N Chile S A [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization	(4,000)	(20,000)	(28,000)
Other related parties [member] | Subsidiaries Aquanima Brasil Ltda [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization	(29,526,000)	(52,431,000)	(32,032,000)
Other related parties [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization	(446,313,000)	(358,364,000)	(336,952,000)
Other related parties [member] | Subsidiaries Fundacao Santander [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation	R$ 805,000	(1,600,000)	(1,615,000)
Other related parties [member] | Subsidiaries Santander Brasil Gestao De Recursos Ltda [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Customer deposits			(16,387,000)
Interest and similar income - Loans and advances to customers		(5,664,000)
Other related parties [member] | Subsidiaries S A M Brasil Participacoes [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions		(3,000)	(37,000)
Other related parties [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions		(14,645,000)	(27,595,000)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		(4,662,000)	(2,297,000)
Administrative expenses and Amortization		(46,813,000)	(49,241,000)
Other related parties [member] | Subsidiaries Santander Asset Management S A S G I I C [Member]
IfrsStatementLineItems [Line Items]
Interest expense and similar charges - Deposits from credit institutions		(384,000)	(1,126,000)
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros Previdencia SA [Member]
IfrsStatementLineItems [Line Items]
Fee and commission income (expense)			2,356,596,000
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		(17,344,000)	43,858,000
Other related parties [member] | Subsidiaries TECBAN Tecnologia Bancaria Brasil [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses and Amortization		(364,349,000)	(345,610,000)
Other related parties [member] | Subsidiaries Santander Cultural [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation		(330,000)
Other related parties [member] | Subsidiaries Instituto Escola Brasil [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation		(700,000)	(1,300,000)
Other related parties [member] | Subsidiaries Fundacao Sudameris [Member]
IfrsStatementLineItems [Line Items]
Others Administrative expenses - Donation		R$ (17,000,000)	R$ (16,100,000)